Financial instruments (Tables)	6 Months Ended
Jun. 30, 2023
Financial Instruments - additional disclosure [abstract]
Disclosure of fair value measurement [text block]
	Level 1		Level 2		Level 3		Total

(USD millions)	Jun 30, 2023	Dec 31, 2022	Jun 30, 2023	Dec 31, 2022	Jun 30, 2023	Dec 31, 2022	Jun 30, 2023	Dec 31, 2022

Financial assets
Cash and cash equivalents
Debt securities	49						49

Total cash and cash equivalents at fair value	49						49

Marketable securities
Debt securities			8	9			8	9

Derivative financial instruments			102	204			102	204

Total marketable securities and derivative financial instruments at fair value			110	213			110	213

Current contingent consideration receivables					58	43	58	43

Long-term financial investments
Debt and equity securities	488	473	11	10	599	699	1 098	1 182

Fund investments	7	20			194	261	201	281

Non-current contingent consideration receivables					675	607	675	607

Total long-term financial investments at fair value	495	493	11	10	1 468	1 567	1 974	2 070

Associated companies at fair value through profit or loss					114	129	114	129

Financial liabilities
Current contingent consideration liabilities					-29	-131	-29	-131

Current other financial liabilities					-189		-189

Derivative financial instruments			-40	-55			-40	-55

Total current financial liabilities at fair value			-40	-55	-218	-131	-258	-186

Non-current contingent consideration liabilities					-593	-704	-593	-704

Non-current other financial liabilities						-232		-232

Total non-current financial liabilities at fair value					-593	-936	-593	-936